Loans (Tables)	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Schedule of Long-Term Loans
	Linkage	Interest rate 2018	December 31 2018
	term	%	€ in thousands
Bank loans	EURIBOR	1.6-3	42,545
	Consumer price index in Israel	4.65	18,843
Other long-term loans		2.5-5	4,704
			66,092

	Linkage	Interest rate 2017	December 31 2017
	term	%	€ in thousands
Bank loans	EURIBOR	1.6-3	19,661
	Consumer price index in Israel	4.65	20,820
Other long-term loans		2.5-5	4,383
			44,864

Schedule of Aggregate Annual Maturities
The aggregate annual maturities are as follows:

	December 31	December 31
	2018	2017
	€ in thousands
Second year	6,069	3,403
Third year	5,847	3,584
Fourth year	6,040	3,712
Fifth year	6,163	3,795
Sixth year and thereafter	36,109	27,597

Long-term loans	60,228	42,091
Current maturities	5,864	2,773
	66,092	44,864

Schedule of Movement in Liabilities Deriving from Financing Activities
		Liabilities
		Loans and	Convertible	Finance lease
	Note	borrowings	debentures	liability	Total
		€ in thousands
Balance as at January 1, 2018		44,864	57,631	4,020	106,515
Changes from financing cash flows
Payment of Debentures	12	-	(4,668)	-	(4,668)
Receipt of loans	10,11	34,745	-	-	34,745
Repayment of loans	10,11	(13,593)	-	-	(13,593)
Accrued interest	10,11	180	-	-	180
Payment of finance lease liability	10	-	-	(4,226)	(4,226)
Transaction costs related to borrowings		606	250	206	1,062
Total net financing cash flows		66,802	53,213	-	120,015

Effect of changes in foreign exchange rates		(710)	(1,870)	-	(2,580)

Balance as at December 31, 2018		66,092	51,343	-	117,435